Restatement of Prior Period Financial Statements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Inventories	$ 16,539	$ 16,491
Accruals and deferrals	6,688	20,090
Capitalization of expenses	8,187	1,837
Deferred taxes and income taxes	$ 12,876	$ 3,411